Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Taxes, unrealized holding gains (losses) arising during the period	$ 6,774	$ (12,750)	$ 1,758
Taxes, reclassification adjustment for net realized gains (losses) on securities recorded in income	33	125	(220)
Taxes, reclassification for OTTI credit losses recorded in income	$ 0	$ 0	$ 227